Basis of Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Use of Estimates
a.

Use of Estimates. The preparation of financial statements and accompanying notes in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires the General Partner to make estimates and assumptions that affect the reported amounts of assets and liabilities, income and expenses, and related disclosures of contingent assets and liabilities in the financial statements and accompanying notes. As a result, actual results could differ from these estimates.

Profit Allocation
b.

Profit Allocation. The General Partner and the limited partners in each Partnership share in the profits and losses of the respective Partnership in proportion to the amount of partnership interest owned by each, except that no limited partner is liable for obligations of the respective Partnership in excess of its capital contributions and profits, if any, net of distributions or redemptions and losses, if any.

Statement of Cash Flows	c.
Statement of Cash Flows. The Partnerships are not required to provide Statements of Cash Flows.

Fair Value of Financial Instruments
d.

Fair Value of Financial Instruments. The carrying value of the Partnerships’ assets and liabilities presented in the respective Statements of Financial Condition that qualify as financial instruments under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 825, “Financial Instruments,” approximates fair value due to the short term nature of such balances.

Partnerships' Investments
e.

Partnerships’ Investments. All Futures Interests of the Partnerships, including derivative financial instruments and derivative commodity instruments, are held for trading purposes. The Futures Interests are recorded on trade date and open contracts are recorded at fair value (as described in Note 7, “Fair Value Measurements”) at the measurement date. Investments in Futures Interests denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the measurement date. Gains or losses are realized when contracts are liquidated and are determined using the first-in, first-out method. Unrealized gains or losses on open contracts are included as a component of equity in trading account in the respective Statements of Financial Condition. Net realized gains or losses and net change in unrealized gains or losses are included in the respective Statements of Income and Expenses.

Restricted and Unrestricted Cash

f.

Restricted and Unrestricted Cash. The cash held by each Partnership available for trading in Futures Interests, if any, is on deposit in commodity brokerage accounts with MS&Co. As reflected in each Partnership’s Statements of Financial Condition, if applicable, and through December 31, 2015, restricted cash equals the cash portion of assets on deposit to meet margin requirements plus the cash required to offset unrealized losses on foreign currency forward and option contracts and offset unrealized losses only on the offsetting London Metal Exchange positions. Starting January 1, 2016, each Partnership’s restricted cash is now equal to the cash portion of assets on deposit to meet margin requirements, as determined by the exchange or counterparty, and required by MS&Co. All of these amounts are maintained separately. At December 31, 2016 and 2015, the amount of cash held for margin requirements was $11,918,100 and $14,906,464 for Spectrum Select and $6,959,456 and $7,078,848 for Spectrum Technical, respectively. Cash that is not classified as restricted cash is therefore classified as unrestricted cash. Restricted and unrestricted cash includes cash denominated in foreign currencies of $(992,914) (proceeds of $1,024,772) and $(924,554) (proceeds of $943,684) for Spectrum Select and $(205,801) (proceeds of $205,128) and $423,964 (cost of $406,027) for Spectrum Technical as of December 31, 2016 and 2015, respectively.

Foreign Currency Transactions and Translation
g.

Foreign Currency Transactions and Translation. The Partnerships’ functional currency is the U.S. dollar; however, the Partnerships may transact business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rate in effect at the date of the respective Statements of Financial Condition. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rate in effect during the period.

Income Taxes
h.

Income Taxes. Income taxes have not been listed as each partner is individually liable for the taxes, if any, on its share of the respective Partnership’s income and expenses. The General Partner concluded that no provision for income tax is required in each Partnership’s financial statements. The Partnerships file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The 2013 through 2016 tax years remain subject to examination by U.S. federal and most state tax authorities. The General Partner does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Revenue Recognition
i.

Revenue Recognition. For excess cash held at MS&Co. which is not invested by the General Partner in U.S. Treasury bills and/or other permitted investments, monthly, MS&Co. pays each Partnership interest income on 100% of the average daily equity maintained in the Partnerships’ accounts during each month at a rate equal to 80% of the monthly average of the 4-week U.S. Treasury bill discount rate. MS&Co. and Ceres retain any interest earned on such uninvested cash in excess of the interest paid to the Partnerships. For purposes of such interest payments, net assets do not include monies due to the Partnerships on Futures Interests that have not been received.

Brokerage and Related Transaction Fees and Costs
j.

Brokerage and Related Transaction Fees and Costs. Prior to April 1, 2014, the Partnerships each accrued a flat rate brokerage fee that covered all brokerage fees, transaction fees and costs, and ordinary administrative expenses. The brokerage fees for Tactical Currency were accrued at a flat monthly rate of 1/12th of 4.6% (a 4.6% annual rate) of net assets as of the first day of each month. Brokerage fees for Spectrum Select, Spectrum Strategic and Spectrum Technical were accrued at a flat monthly rate of 1/12th of 6.0% (a 6.0% annual rate) of the respective Partnership’s net assets as of the first day of each month.

Effective April 1, 2014, the flat rate brokerage fee for Tactical Currency was reduced from a monthly flat rate of 1/12th of 4.6% (a 4.6% annual rate) to 1/12th of 3.6% (a 3.6% annual rate) of Tactical Currency’s net assets, and the flat rate brokerage fees for Spectrum Select, Spectrum Strategic and Spectrum Technical were reduced from a monthly rate of 1/12th of 6.0% (a 6.0% annual rate) to 1/12th of 4.0% (a 4.0% annual rate) of their respective net assets.

Effective October 1, 2014, the flat rate brokerage fee accrued by Tactical Currency, equal to 1/12 of 3.6% (a 3.6% annual rate) of Tactical Currency’s net assets, was separated into (i) a General Partner administrative fee (the “General Partner fee”) payable to the General Partner equal to an annual rate of 1.6% of Tactical Currency’s net assets and (ii) an ongoing placement agent fee payable to Morgan Stanley Wealth Management equal to an annual rate of 2.0% of Tactical Currency’s net assets. Also effective on October 1, 2014, the flat rate brokerage fees accrued by Spectrum Select, Spectrum Strategic and Spectrum Technical, equal to 1/12th of 4.0% (a 4.0% annual rate) of each such Partnership’s net assets, were separated into (i) a General Partner fee payable to the General Partner equal to 1/12th of 2.0% (a 2.0% annual rate) of the relevant Partnership’s net assets and (ii) an ongoing placement agent fee payable to Morgan Stanley Wealth Management equal to 1/12th of 2.0% (a 2.0% annual rate) of the relevant Partnership’s net assets. The October 1, 2014 fee changes, in the aggregate, did not exceed the flat rate brokerage fee and, accordingly, there was no change to the aggregate fees incurred by each Partnership.

The General Partner pays or reimburses the Partnerships for all fees and costs charged or incurred by MS&Co., the General Partner and/or their affiliates or any other entity acting as a commodity broker for the Partnerships.

Equity in Trading Account
k.

Equity in Trading Account. Spectrum Select’s and Spectrum Technical’s asset “Equity in trading account” reflected in each such Partnership’s Statements of Financial Condition consists of (a) cash on deposit with MS&Co., a portion of which is to be used as margin for trading, (b) net unrealized gains on open futures contracts and net unrealized gains on open forward contracts, which are calculated as the difference between the original contract value and fair value and (c) U.S. Treasury bills, at fair value, if any.

The Partnerships, in their normal course of business, enter into various contracts with MS&Co. acting as their commodity broker. Pursuant to brokerage agreements with MS&Co., to the extent that such trading results in unrealized gains or losses, these amounts are offset for each Partnership and are reported on a net basis in each Partnership’s respective Statements of Financial Condition.

The Partnerships have offset their unrealized gains or losses recognized on forward contracts executed with the same counterparty in their respective Statements of Financial Condition as allowable under the terms of their master netting agreements with MS&Co., as the counterparty on such contracts. The Partnerships have consistently applied their right to offset.

Investment Company Status
l.

Investment Company Status. Effective January 1, 2014, the Partnerships adopted Accounting Standards Update (“ASU”) 2013-08, “Financial Services—Investment Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements” and based on the General Partner’s assessment, the Partnerships have been deemed to be investment companies since inception. Accordingly, the Partnerships follow the investment company accounting and reporting guidance of Topic 946 and reflect their investments at fair value with unrealized gains and losses resulting from changes in fair value reflected in each Partnership’s respective Statements of Income and Expenses.

Redemptions
m.

Redemptions. Limited partners may redeem some or all of their Units at 100% of the net asset value per Unit. The request for redemptions must be delivered to a limited partner’s local Morgan Stanley Branch Office in time for it to be forwarded and received by Ceres no later than 3:00 P.M., New York City time, on the last day of the month in which the redemption is to be effective.

Distributions
n.

Distributions. Distributions, other than redemptions of Units, are made on a pro-rata basis at the sole discretion of Ceres. No distributions have been made to date. Ceres does not intend to make any distributions of the Partnerships’ profits.

Dissolution of the Partnerships
o.

Dissolution of the Partnerships. Tactical Currency, Spectrum Strategic and Spectrum Technical will terminate on December 31, 2035 and Spectrum Select will terminate on December 31, 2025, regardless of financial condition at such time, or at an earlier date if certain conditions occur as defined in each Partnership’s limited partnership agreement.

Net Income (Loss) per Unit	p.
Net Income (Loss) per Unit. Net income (loss) per Unit is calculated in accordance with ASC 946, “Financial Services—Investment Companies.” See Note 8, “Financial Highlights.”

Recent Accounting Pronouncement
q.

Recent Accounting Pronouncement. In January 2016, the FASB issued ASU 2016-01, “Recognition and Measurement of Financial Assets and Financial Liabilities.” The amendments in this update address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments for all entities that hold financial assets or owe financial liabilities. One of the amendments in this update eliminates the requirement for public business entities to disclose the methods and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet or a description of changes in the methods and significant assumptions. Additionally, the update eliminates the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not public business entities. Investment companies are specifically exempted from ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under Topic 946. For public business entities, this update is effective for fiscal years beginning after December 15, 2017, and interim periods therein. For other entities, it is effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. The General Partner is currently evaluating the impact this guidance will have on each Partnership’s financial statements and related disclosures.

Reclassification
r.

Reclassification. Certain prior period amounts have been reclassified to conform to current period presentation. For Spectrum Select and Spectrum Technical, amounts previously presented as net unrealized gain (loss) on open contracts in each such Partnership’s Statements of Financial Condition are now reported as net unrealized appreciation on open futures contracts, net unrealized depreciation on open futures contracts, net unrealized appreciation on open forward contracts and net unrealized depreciation on open forward contracts, as applicable. In addition, for Spectrum Select and Spectrum Technical, amounts previously combined and presented as futures and forward contracts purchased and futures and forward contracts sold on each such Partnership’s Condensed Schedules of Investments are now reported separately as futures contracts purchased, futures contracts sold, unrealized appreciation on open forward contracts and unrealized depreciation on open forward contracts, as applicable.